Intangible Assets (Successor) (Details Textual) - USD ($) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended
	Mar. 31, 2019	Feb. 28, 2018	Feb. 18, 2019	Mar. 31, 2018
Amortization of Intangible Assets	$ 1,693
Predecessor [Member]
Amortization of Intangible Assets		$ 30	$ 0	$ 0